Supplement (Retail, Vanguard Florida Focused Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2010
Retail | Vanguard Florida Focused Long-Term Tax-Exempt Fund
Supplement Text
Supplement Text:

Ship Logo Vanguard (R)

Vanguard Florida Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated July 22, 2011

Important Change to Vanguard Florida Long-Term Tax-Exempt Fund

Vanguard Florida Long-Term Tax-Exempt Fund has been renamed Vanguard Florida Focused Long-Term Tax-Exempt Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Vanguard Florida Long-Term Tax-Exempt Fund are replaced with Vanguard Florida Focused Long-Term Tax-Exempt Fund